FINANCIAL INSTRUMENTS - Hedge accounting (Details) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 ARS ($) $ / $	May 29, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 ARS ($) $ / $	Dec. 31, 2017 USD ($) tranche	Dec. 31, 2017 ARS ($) tranche
Hedge accounting
Notional amount				$ 289,676.0		$ 300.0
Receivables recognized, Non-current					$ 53			$ 58
Deferred income/expense before income tax		$ (335)	$ 197
NDF
Hedge accounting
Total NDF agreement amount								166
NDF | Fair value hedges
Hedge accounting
Other liability of hedging instrument		133
Current other liability on hedge instrument					117
Non-current liability of hedging instrument					16
Liability of hedging instruments					10
Current liability of hedging instrument					8
Non-current liability of hedging instrument					$ 2
Net gain/loss		52	8
NDF | Currency risk | Fair value hedges | Foreign currency exchange rate gains
Hedge accounting
Notional amount				$ 118.0
Average exchange rate | $ / $				39.33	39.33
NDF | Currency risk | Exchange rate hedges
Hedge accounting
Notional amount				$ 499.0			$ 306.0
Average exchange rate | $ / $				52.50	52.50
Liability of hedging instruments					$ 236			153
Net gain/loss		1,099
Total NDF agreement amount				$ 46.5			$ 166.0
Receivables recognized					$ 163
Gains recognized from receivables			985
NDF | Currency risk | Exchange rate hedges | Foreign currency exchange rate gains
Hedge accounting
Net gain/loss	$ 385	$ 234
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges
Hedge accounting
Notional amount									$ 400.0
Receivables recognized								211
Gains recognized from receivables			4
Receivables recognized, Current								151
Receivables recognized, Non-current								60
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges | Minimum
Hedge accounting
Interest rate (as a percent)									0.02087%	0.02087%
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges | Maximum
Hedge accounting
Interest rate (as a percent)									0.02453%	0.02453%
NDF | Effective from March 15, 2017 and September 15, 2017 | Currency risk | Fair value hedges | Weighted average
Hedge accounting
Interest rate (as a percent)									0.02226%	0.02226%
NDF | Effective from March 15, 2017 | Currency risk | Fair value hedges
Hedge accounting
Notional amount									$ 300.0
NDF | Effective from September 15, 2017 | Currency risk | Fair value hedges
Hedge accounting
Notional amount									100.0
NDF | Effective from March 15, 2018 | Currency risk | Fair value hedges
Hedge accounting
Total Hedged amount										$ 100
Notional amount									$ 40.0
Number of Tranches | tranche									2	2
Receivables recognized								28
Gains recognized from receivables			$ 6
Receivables recognized, Current								18
Receivables recognized, Non-current								$ 10
NDF | Maturing between June 2018 and May 2019 | Currency risk | Exchange rate hedges
Hedge accounting
Average exchange rate | $ / $							36.58	36.58
2.1325% NDF | Effective from March 15, 2018 | Currency risk | Fair value hedges
Hedge accounting
Notional amount									$ 20.0
Interest rate (as a percent)									0.02133%	0.02133%
2.085% NDF | Effective from March 15, 2018 | Currency risk | Fair value hedges
Hedge accounting
Notional amount									$ 20.0
Interest rate (as a percent)									0.02085%	0.02085%